Founders 100 ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Advertising - 0.3%
Trade Desk, Inc. - Class A (a)	289	$6,557

Apparel - 0.3%
On Holding AG - Class A (a)	170	5,783

Banks - 1.9%
NU Holdings Ltd. - Class A (a)	2,869	41,228

Beverages - 1.4%
Monster Beverage Corp. (a)	419	30,361

Biotechnology - 4.0%
ADMA Biologics, Inc. (a)	134	1,207
Bridgebio Pharma, Inc. (a)	102	7,575
Krystal Biotech, Inc. (a)	15	3,875
Regeneron Pharmaceuticals, Inc.	60	46,358
Revolution Medicines, Inc. (a)	112	10,892
TG Therapeutics, Inc. (a)	101	3,355
United Therapeutics Corp. (a)	25	14,825
		88,087

Commercial Services - 2.3%
Affirm Holdings, Inc. - Class A (a)	178	8,156
Block, Inc. - Class A (a)	361	21,725
Corpay, Inc. (a)	39	11,348
Toast, Inc. - Class A (a)	337	8,934
		50,163

Computers - 7.9%
Crowdstrike Holdings, Inc. - Class A (a)	145	56,610
Dell Technologies, Inc. - Class C	376	61,713
ExlService Holdings, Inc. (a)	103	3,136
Fortinet, Inc. (a)	368	30,073
Okta, Inc. - Class A (a)	106	8,343
Rubrik, Inc. - Class A (a)	130	6,366
Zscaler, Inc. (a)	60	8,417
		174,658

Distribution & Wholesale - 0.4%
Watsco, Inc.	24	8,731

Diversified Financial Services - 9.9%
Apollo Global Management, Inc.	244	27,187
Blackrock, Inc.	87	83,669
Blue Owl Capital, Inc. - Class A	1,054	9,623
Capital One Financial Corp.	368	67,134
Coinbase Global, Inc. - Class A (a)	153	26,715
PJT Partners, Inc. - Class A	24	3,353
		217,681

Electronics - 0.3%
Sanmina Corp. (a)	32	4,149
Vicor Corp. (a)	17	2,737
		6,886

Energy - Alternate Sources - 0.6%
Enphase Energy, Inc. (a)	76	2,874
Nextpower, Inc. - Class A (a)	88	10,608
		13,482

Engineering & Construction - 1.2%
Comfort Systems USA, Inc.	19	26,201

Entertainment - 0.3%
DraftKings, Inc. - Class A (a)	284	6,140

Environmental Control - 1.1%
Waste Connections, Inc.	153	24,853

Healthcare - Products - 0.8%
Guardant Health, Inc. (a)	76	7,020
Merit Medical Systems, Inc. (a)	35	2,413
Penumbra, Inc. (a)	23	7,553
TransMedics Group, Inc. (a)	18	1,789
		18,775

Healthcare - Services - 0.1%
BrightSpring Health Services, Inc. (a)	69	2,940

Insurance - 0.5%
Assured Guaranty Ltd.	25	2,037
Essent Group Ltd.	55	3,214
Kinsale Capital Group, Inc.	13	4,442
Palomar Holdings, Inc. (a)	15	1,792
		11,485

Internet - 22.6%
Airbnb, Inc. - Class A (a)	321	40,536
AppLovin Corp. - Class A (a)	168	66,864
Coupang, Inc. - Class A(a)	1,128	21,297
DoorDash, Inc. - Class A (a)	229	34,384
MercadoLibre, Inc. (a)	29	50,142
Meta Platforms, Inc. - Class A	248	141,888
Reddit, Inc. - Class A (a)	107	14,407
Robinhood Markets, Inc. - Class A (a)	536	37,145
Shopify, Inc. - Class A (a)	777	92,168
		498,831

Iron & Steel - 0.7%
Steel Dynamics, Inc.	81	14,580

Leisure Time - 0.5%
Viking Holdings Ltd. (a)	156	11,463

Machinery - Diversified - 0.1%
Cactus, Inc. - Class A	48	2,274

Media - 0.1%
Nexstar Media Group, Inc.	16	2,893

Mining - 0.2%
MP Materials Corp. (a)	92	4,440

Oil & Gas - 0.2%
Matador Resources Co.	69	4,359

Oil & Gas Services - 0.2%
Kodiak Gas Services, Inc.	50	2,916
Solaris Energy Infrastructure, Inc.	40	2,260
		5,176
Pharmaceuticals - 0.1%
Supernus Pharmaceuticals, Inc. (a)	33	1,706

Private Equity - 3.8%
Blackstone, Inc.	733	84,288

Real Estate - 0.2%
Compass, Inc. - Class A (a)	576	4,211

Retail - 0.6%
QXO, Inc. (a)	520	10,099
Urban Outfitters, Inc. (a)	38	2,407
		12,506

Semiconductors - 8.5%
ACM Research, Inc. - Class A (a)	33	1,298
Monolithic Power Systems, Inc.	27	29,520
NVIDIA Corp.	879	153,298
SiTime Corp. (a)	13	4,490
		188,606

Software - 23.8%
Akamai Technologies, Inc. (a)	86	9,877
BILL Holdings, Inc. (a)	53	2,030
Clear Secure, Inc. - Class A	75	3,631
Dropbox, Inc. - Class A (a)	133	3,022
Duolingo, Inc. - Class A (a)	26	2,563
Dynatrace, Inc. (a)	177	6,545
Gitlab, Inc. - Class A (a)	92	1,991
JFrog Ltd. (a)	59	2,769
Oracle Corp.	1,032	151,817
Palantir Technologies, Inc. - Class A (a)	1,190	174,073
Paycom Software, Inc.	27	3,281
Pegasystems, Inc.	54	2,298
Salesforce, Inc.	549	102,482
Samsara, Inc. - Class A (a)	326	10,331
ServiceTitan, Inc. - Class A (a)	39	2,475
SS&C Technologies Holdings, Inc.	128	8,649
UiPath, Inc. - Class A (a)	284	3,152
Veeva Systems, Inc. - Class A (a)	89	15,634
Zeta Global Holdings Corp. - Class A (a)	203	3,232
Zoom Communications, Inc. (a)	176	14,149
		524,001
Telecommunications - 4.1%
Arista Networks, Inc. (a)	631	77,474
Credo Technology Group Holding Ltd. (a)	96	9,012
Viasat, Inc. (a)	76	3,481
		89,967
Transportation - 0.1%
Scorpio Tankers, Inc.	26	1,941
TOTAL COMMON STOCKS (Cost $2,538,386)		2,185,253

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
REITS - 0.7%
Essential Properties Realty Trust, Inc.	163	4,949
Rexford Industrial Realty, Inc.	139	4,549
Sabra Health Care REIT, Inc.	149	2,865
Vornado Realty Trust	103	2,677
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,100)		15,040

CLOSED-END FUNDS - 0.2%	Shares	Value
Golub Capital BDC, Inc.	256	3,241
TOTAL CLOSED-END FUNDS (Cost $3,170)		3,241

TOTAL INVESTMENTS - 100.0% (Cost $2,558,656)		2,203,534
Other Assets in Excess of Liabilities - 0.0% (b)		635
TOTAL NET ASSETS - 100.0%		$2,204,169

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Founders 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,185,253	$–	$–	$2,185,253
Real Estate Investment Trusts	15,040	–	–	15,040
Closed-End Funds	3,241	–	–	3,241
Total Investments	$2,203,534	$–	$–	$2,203,534

Refer to the Schedule of Investments for further disaggregation of investment categories.